Consolidated Statements of Comprehensive Income (Loss) Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit (Loss) for the year	$ (26,160)	$ (24,787)	$ (27,402)
Other comprehensive income to be reclassified to profit or loss in subsequent years :
Net gain (loss) on cash flow hedge	195	(91)	78
Exchange differences on translation of foreign operations	212	(375)	(150)
Net other comprehensive income to be reclassified to profit or loss in subsequent years	407	(466)	(72)
Other comprehensive income not to be reclassified to profit or loss in subsequent years :
Re-measurement gains (losses) on defined benefit plans	(46)	120	215
Net other comprehensive income not to be reclassified to profit or loss in subsequent years	(46)	120	215
Total other comprehensive income (loss)	361	(346)	143
Total comprehensive income (loss)	(25,799)	(25,133)	(27,259)
Attributable to:
Shareholders of the parent	(25,799)	(25,133)	(27,259)
Non-controlling interests	$ 0	$ 0	$ 0